Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Detail)	12 Months Ended
Dec. 31, 2023
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Jul. 20, 2007
Hedged risk	Foreign currencyrisk
Financial institution	Morgan Stanley andfour other banks
Duration of contract	Jul. 20, 2007 ~ Jul. 20, 2027
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Mar. 04, 2020
Hedged risk	Foreign currencyrisk and Interestrate risk
Financial institution	Citibank
Duration of contract	Mar. 4, 2020 ~ Jun. 4, 2025
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Jun. 28, 2023
Hedged risk	Foreign currencyrisk
Financial institution	Citi bank,Shinhan Bank, KoreaDevelopment Bankand J.P. Morgan
Duration of contract	Jun. 28, 2023 ~ Jun. 28, 2028